Supplement to the
Fidelity® Cash
Management Funds:
Treasury Fund,
Prime Fund, and
Tax-Exempt Fund - Capital Reserves Class
December 30, 2005
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 12.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Each fund is also open for business on Good Friday, and may be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

The following information replaces the similar information found under "Earning Dividends" in the "Dividends and Capital Gains Distributions" section on page 23.

Neither Good Friday nor any day a fund is open despite an unexpected close of the NYSE will be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

DMFR-06-01 October 13, 2006
1.480142.114

Supplement to the
Fidelity® Cash
Management Funds:
Treasury Fund,
Prime Fund, and Tax-Exempt Fund -
Daily Money Class
December 30, 2005
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 12.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Each fund is also open for business on Good Friday, and may be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

The following information replaces the similar information found under "Earning Dividends" in the "Dividends and Capital Gains Distributions" section on page 24.

Neither Good Friday nor any day a fund is open despite an unexpected close of the NYSE will be considered a business day for the purposes of exchanges into or out of any fund that is not open for business that day.

DMFI-06-01 October 13, 2006
1.480141.113

Supplement to the
Fidelity® Cash Management Funds
Treasury Fund -
Advisor B Class and Advisor C Class
December 30, 2005
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 8.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. The fund is also open for business on Good Friday, and may be open in the event of an unexpected close of the NYSE if the Federal Reserve bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

The following information replaces the similar information found under "Earning Dividends" in the "Dividends and Capital Gains Distributions" section on page 21.

Neither Good Friday nor any day a fund is open despite an unexpected close of the NYSE will be considered a business day for the purposes of exchanges into or out of any fund that is not open for business that day.

DMFB/DMFC-06-01 October 13, 2006
1.480136.115

Supplement to the
Fidelity Tax-Free Money Market Fund
December 30, 2005
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 8.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. The fund is also open for business on Good Friday, and may be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

The following information replaces the similar information found under "Earning Dividends" in the "Dividends and Capital Gains Distributions" section on page 15.

Neither Good Friday nor any day a fund us open despite an unexpected close of the NYSE will be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

TFM-06-01 October 13, 2006
1.761611.109